WARRANT LIABILITY (Details 2) - Series C Warrants [Member] - $ / shares		12 Months Ended
	Oct. 03, 2023	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Exercise price	$ 45.20	$ 45.20
Share price	$ 39.40	$ 9.25
Expected life	5 years	3 years 6 months 3 days
Expected volatility	100.70%	152.01%
Risk free interest rate	4.80%	3.91%
Expected dividend